Employee benefits plans	6 Months Ended
Jun. 30, 2024
Disclosure of information about defined benefit plans [abstract]
Disclosure of employee benefits [text block]
21 EMPLOYEE BENEFIT PLANS
The Company provides supplementary pension plan and defined benefit plan, such as medical assistance and life insurance. The characteristics of such benefits were disclosed in the annual financial statements for the year ended December 31, 2023 (Note 21), which did not change during the six-month period ended June 30, 2024.
21.1 Pension plan
Contributions made by the Company, for Suzano Prev pension plan managed by Brasilprev Seguros e Previdência S.A., for the six-month period ended June 30, 2024 amounted R$10,562 (R$8,650 as of June 30, 2023) recognized under the cost of sales, selling and general and administrative expenses.
21.2 Defined benefits plan
The Company offers the medical assistance and life insurance in addition to the pension plans, which are measured based on actuarial calculations and recognized in the unaudited condensed consolidated interim financial information.
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	06/30/2024	12/31/2023
Opening balance	833,683	691,424
Interest on actuarial liabilities	36,927	67,272
Current service cost	999	1,959
Actuarial loss – experience		57,765
Actuarial loss (gain) – financial assumptions		70,762
Benefits paid directly by entity	(26,347)	(55,499)
Closing balance	845,262	833,683